Stock Options	12 Months Ended
Dec. 28, 2013
Stock Options [Text Block]

11.               Stock Options

Amended 2011 Fixed Share Option Plan

On June 26, 2012, the board amended the Company’s 2011 Fixed Share Option Plan to increase the number of common shares reserved for the issuance under the Company’s 2011 Fixed Share Option Plan from 8,224,240 to 8,512,976 thereunder. On September 9, 2013, the board further amended the Company’s 2011 Fixed Share Option Plan to increase the number of common shares reserved for the issuance under the Company’s 2011 Fixed Share Option Plan from 8,512,976 to 8,894,539 thereunder and to remove the vesting schedule attached as Schedule “B” to the 2011 Fixed Share Option Plan. All other terms of the 2011 Fixed Share Option Plan will remain unchanged.

The fair value of options issued during the years ended December 28, 2013 and 2012 were determined using the Black-Scholes option pricing model with the following assumptions:

	Year ended	Year ended
	December 28, 2013	December 31, 2012
Risk-free interest rates	0.75% to 0.90%	0.18% to 0.39%
Volatility factor	63% to 66%	74% to 75%
Expected life of options, in years	4.20	4.17
Weighted average fair value of options granted	$1.15	$1.34

During the year ended December 28, 2013, the Company granted a total of 285,000 (2012 – 1,849,500) common stock options to directors, officers, employees, eligible consultants, exercisable between $2.24 to $2.30 per share (2012 - $2.23 to $2.31), with a term of five years and an estimated fair value of $328,757 (2012 - $1,973,289).

During the year ended December 28, 2013, 2,253,762 (2012 – 303,250) options vested. Total expense of $1,889,307 (2012 - $325,724) was recorded as stock-based compensation, $1,582,705 (2012 - $279,914) was charged to salaries and benefits expense and $306,602 (2012 - $45,810) was charged to consulting and contract labor expense.

Original 2011 Fixed Share Option Plan

In September 2011, the Company’s Board of Directors approved the 2011 Fixed Share Option Plan (the “2011 Plan”), a plan for grants of stock options to directors, officers, employees, eligible consultants of the Company and any related company. Based on the terms of the individual option grants, options granted under the 2011 Plan generally expire three to ten years after the grant date and become exercisable over a period of one year, based on continued employment, either with monthly vesting or upon achievement of predetermined deliverables. The 2011 Plan permits the granting of incentive stock options and nonqualified stock options up to an aggregate at any point in time of 8,224,240 shares.

The fair value of options issued during the year ended December 31, 2012 was determined using the Black-Scholes option pricing model with the following assumptions:

Year ended
December 31, 2012
Risk-free interest rates	0.78% to 0.92%
Volatility factor	88% to 89%
Expected life of options, in years	5
Weighted average fair value of options granted	$2.14

During the year ended December 28, 2013, the Company granted a total of nil (2012 - 125,000) common stock options to directors, officers, employees, eligible consultants, exercisable at $1.31 to $2.09 per share, with a term of five years with an estimated fair value of $nil (2012 - $210,136).

During the year ended December 28, 2013, 25,000 (2012 – 85,423) options vested. Total expense of $38,273 (2012 – $210,275) was recorded as stock-based compensation and $38,273 (2012 – $210,275) was charged to salaries and benefits expense.

2010 Fixed Share Option Plan

In September 2010, the Company’s Board of Directors approved the 2010 Fixed Share Option Plan (the “2010 Plan”), a plan for grants of stock options to directors, officers, employees, eligible consultants of the Company and any related company. Based on the terms of the individual option grants, options granted under the 2010 Plan generally expire three to ten years after the grant date and become exercisable over a period of one year, based on continued employment, either with monthly vesting or upon achievement of predetermined deliverables. The 2010 Plan permits the granting of incentive stock options and nonqualified stock options up to an aggregate at any point in time of 7,057,640 shares.

The fair value of options issued during the years ended December 31, 2012 were determined using the Black-Scholes option pricing model with the following assumptions:

Year ended
December 31, 2012
Risk-free interest rates	0.90% to 0.1.56%
Volatility factor	68% to 91%
Expected life of options, in years	5
Weighted average fair value of options granted	$1.66

During the year ended December 28, 2013, 500,000 (2012 - 862,356) options vested. Total expense of $77,067 (2012 - $1,861,820) was recorded as stock-based compensation, $77,067 (2012 - $1,602,219) was included in salaries and benefits expense and $nil (2012 - $259,601) was included in consulting and labour expense.

A summary of the Company’s stock options are as follows:

		Weighted-Average
	Shares	Exercise Price
Options outstanding, December 31, 2011	5,281,945	$1.48
Options exercised during the year	(821,229)	1.06
Options granted during the year	1,974,500	2.25
Options cancelled during the year	(19,173)	1.93
Options outstanding, December 31, 2012	6,416,043	1.77
Options exercised during the year	(196,000)	0.98
Options granted during the year	285,000	2.25
Options cancelled/expired during the year	(36,244)	2.09
Options outstanding, December 28, 2013	6,468,799	1.81

December 28, 2013
Options Outstanding				Options Exercisable
Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (yr.)	Price	Exercisable	Price
$0.87 - $3.05	6,468,799	2.46	$1.81	6,301,720	$1.81

December 31, 2012
Options Outstanding				Options Exercisable
Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (yr.)	Price	Exercisable	Price
$0.87 - $3.05	6,416,043	4.98	$1.77	4,304,990	$1.69